Loans Principal, Interest and Financing Service Fee Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of loans principal, interest and financing service fee receivables

		December 31,
	Note	2018	2019
		RMB	RMB
Loans principal, interest and financing service fee receivables		15,861,324,470	11,366,097,286
Less: allowance for credit losses	(a)

- Individually assessed		(157,157,377)	(670,281,312)
- Collectively assessed		(705,881,227)	(437,797,117)

Subtotal		(863,038,604)	(1,108,078,429)

Net loans principal, interest and financing service fee receivables		14,998,285,866	10,258,018,857

Schedule of allowance for credit losses

	2019
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	RMB	RMB	RMB

As of January 1	705,881,227	157,157,377	863,038,604
Provision for credit losses	(193,390,841)	556,126,000	362,735,159
Charge-offs	(174,997,524)	(43,002,065)	(217,999,589)
Loss recoveries	100,304,255	-	100,304,255
Recoveries	-	-	-
As of December 31	437,797,117	670,281,312	1,108,078,429

Net loans principal, interest and financing service fee receivables	9,379,408,613	878,610,244	10,258,018,857
Recorded investment	9,817,205,730	1,548,891,556	11,366,097,286

	2018
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	RMB	RMB	RMB

As of January 1	341,599,744	98,736,342	440,336,086
Provision for credit losses	364,289,770	69,464,131	433,753,901
Charge-offs	(8,287)	(11,043,096)	(11,051,383)
Recoveries	-	-	-
As of December 31	705,881,227	157,157,377	863,038,604

Net loans principal, interest and financing service fee receivables	14,760,930,158	237,355,708	14,998,285,866
Recorded investment	15,466,811,385	394,513,085	15,861,324,470

Schedule of aging of past-due loan principal and financing service fee receivables

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2019.

	Total current	1–30 days past due	31–90 days past due	91–180 days past due	>180 days past due	Total loans	Total non-accrual	90 days past due and accruing
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Loans principal, interest and financing service fee receivables	8,895,877,818	596,669,455	240,667,057	341,220,681	1,291,662,275	11,366,097,286	1,632,882,956	-

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2018.

	Total current	1–30 days past due	31–90 days past due	91–180 days past due	>180 days past due	Total loans	Total non-accrual	90 days past due and accruing
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Loans principal, interest and financing service fee receivables	12,929,493,099	1,031,203,259	1,484,689,974	159,343,805	256,594,333	15,861,324,470	415,938,138	-

Schedule of summary of Impaired loans

		Recorded investment
	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Impaired loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

As of December 31, 2019	1,652,782,208	1,632,882,956	1,378,790,678	254,092,278	670,281,312
As of December 31, 2018	417,625,050	415,938,138	358,477,762	57,460,376	157,157,377

	Years ended December 31,
	2018		2019
	Average recorded investment(i)	Interest and fees income recognized(ii)	Average recorded investment(i)	Interest and fees income recognized(ii)
	RMB	RMB	RMB	RMB

Impaired loans	335,515,156	26,786,527	1,379,536,563	81,694,043

(i)	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.

(ii)	The interest and fees income recognized are those interest and financing service fee recognized related to impaired loans. All the amounts are recognized on cash basis.